Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 7.8%

Euro Fund — 2.2%
Invesco CurrencyShares Euro Currency Trust*(a)	826	$86,763

Gold Funds — 2.0%
Graniteshares Gold Trust*	65	1,027
SPDR Gold MiniShares Trust*(a)	125	1,979
SPDR Gold Shares*	510	76,158
Total Gold Funds		79,164

Japanese Yen Fund — 0.4%
Invesco CurrencyShares Japanese Yen Trust*	198	17,353

Silver Fund — 0.5%
iShares Silver Trust*	1,056	17,762

U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund(a)	4,085	107,354
Total Exchange Traded Vehicles (Cost $299,872)		308,396

Investment Companies — 92.1%

BRIC Equity Funds — 6.7%
iShares China Large-Cap ETF(a)	2,859	113,617
iShares MSCI China ETF(a)	1,960	117,816
SPDR S&P China ETF	359	34,442
Total BRIC Equity Funds		265,875

Broad Fund — 1.7%
FlexShares Global Upstream Natural Resources Index Fund	2,107	65,865

Emerging Bonds - Local Currency Funds — 2.7%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	643	17,740
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,491	83,648
WisdomTree Emerging Markets Local Debt Fund(a)	95	3,351
Total Emerging Bonds - Local Currency Funds		104,739

Emerging Bonds - USD Funds — 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	624	72,371
Vanguard Emerging Markets Government Bond ETF(a)	92	7,595
Total Emerging Bonds - USD Funds		79,966

Emerging Equity Funds — 5.5%
iShares Core MSCI Emerging Markets ETF	2,039	103,153
Vanguard FTSE Emerging Markets ETF	2,675	112,377
Total Emerging Equity Funds		215,530

Emerging Small Cap Equity Fund — 2.5%
SPDR S&P Emerging Markets SmallCap ETF	2,303	100,595

Europe Equity Fund — 2.1%
Xtrackers MSCI Europe Hedged Equity ETF	2,680	81,767

Floating Rate - Investment Grade Funds — 16.8%
iShares Floating Rate Bond ETF	9,664	493,541
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	5,561	171,334
Total Floating Rate - Investment Grade Funds		664,875

International Small Cap Equity Funds — 4.9%
Schwab International Small-Cap Equity ETF	1,771	58,833
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,242	132,782
Total International Small Cap Equity Funds		191,615

Investment Grade Corporate Bond Funds — 5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	18	1,073
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	72	9,439
SPDR Portfolio Short Term Corporate Bond ETF	1,142	35,425
Vanguard Intermediate-Term Corporate Bond ETF(a)	75	7,000
Vanguard Short-Term Corporate Bond ETF	1,747	142,852
Total Investment Grade Corporate Bond Funds		195,789

Japan Equity Fund — 2.5%
Xtrackers MSCI Japan Hedged Equity ETF	2,356	97,750

U.S. Large Cap Core Fund — 1.5%
Energy Select Sector SPDR Fund	1,110	59,318

U.S. Large Cap Growth Funds — 1.4%
iShares Core S&P U.S. Growth ETF	93	6,417
Schwab U.S. Large-Cap Growth ETF	80	7,640
SPDR Portfolio S&P 500 Growth ETF(a)	103	4,418
Vanguard Growth ETF	205	38,513
Total U.S. Large Cap Growth Funds		56,988

U.S. Medium Term Treasury Bond Funds — 4.2%
iShares 3-7 Year Treasury Bond ETF(a)	660	84,519
Schwab Intermediate-Term U.S. Treasury ETF(a)	752	42,210
Vanguard Intermediate-Term Treasury ETF	581	39,136
Total U.S. Medium Term Treasury Bond Funds		165,865

U.S. Small Cap Core Funds — 3.7%
iShares Russell 2000 ETF(a)	520	83,475
Schwab U.S. Small-Cap ETF(a)	216	15,848
Vanguard Small-Cap ETF(a)	297	48,203
Total U.S. Small Cap Core Funds		147,526

U.S. Ultra Short-Term Treasury Bond Funds — 28.9%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	1,140	114,342
Invesco Treasury Collateral ETF	174	18,371
iShares Short Treasury Bond ETF(a)	6,378	705,598

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Ultra Short-Term Treasury Bond Funds (continued)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	3,279	$300,160
Total U.S. Ultra Short-Term Treasury Bond Funds		1,138,471

Total Investment Companies (Cost $3,609,491)		3,632,534

Short-Term Investments — 17.3%

Money Market Funds — 17.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	676,597	676,597
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	5,385	5,385
Total Short-Term Investments (Cost $681,982)		681,982

Total Investments — 117.2% (Cost $4,591,345)		4,622,912
Other Assets and Liabilities, Net — (17.2)%		(677,776)
Net Assets — 100.0%		$3,945,136

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,082,538; total market value of collateral held by the Fund was $1,113,079. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $436,483.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.10	7/02/2020	Monthly	$5,932	$–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.10	7/02/2020	Monthly	6,596	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.10	7/02/2020	Monthly	11,434	–
Graniteshares Gold Trust	Morgan Stanley	2.10	7/02/2020	Monthly	111	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.10	7/02/2020	Monthly	8,718	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.10	7/02/2020	Monthly	1,753	–
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.10	7/02/2020	Monthly	10,749	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,795	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(36,767)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	8,452	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	119	–
iShares China Large-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	11,366	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.10	7/02/2020	Monthly	10,320	–
iShares Core MSCI Europe ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(6,623)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	621	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(1.25)	5/04/2020	Monthly	(3,736)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(92,491)	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	49,436	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	918	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.55	5/04/2020	Monthly	(22,233)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	7,307	–
iShares MSCI China ETF	Morgan Stanley	2.10	7/02/2020	Monthly	11,782	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(9,594)	–
iShares MSCI Japan ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(39,732)	–
iShares Russell 2000 ETF	Morgan Stanley	2.10	7/02/2020	Monthly	8,348	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	70,693	–
iShares Silver Trust	Morgan Stanley	2.10	7/02/2020	Monthly	1,783	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.10	7/02/2020	Monthly	4,210	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	5,880	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	764	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.50)	5/04/2020	Monthly	(3,754)	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,614	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.10	7/02/2020	Monthly	30,025	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,766	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(13,303)	–

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2020 (unaudited)

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.10	7/02/2020	Monthly	$17,161	$–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(97,993)	–
SPDR Gold MiniShares Trust	Morgan Stanley	2.10	7/02/2020	Monthly	206	–
SPDR Gold Shares	Morgan Stanley	2.10	7/02/2020	Monthly	7,616	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(3,931)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	429	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2.90)	5/04/2020	Monthly	(2,651)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	3,536	–
SPDR S&P China ETF	Morgan Stanley	2.10	7/02/2020	Monthly	3,454	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	10,090	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	8,361	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	743	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	13,257	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.10	7/02/2020	Monthly	11,259	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.60	5/04/2020	Monthly	(23,284)	–
Vanguard Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	3,757	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	653	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.10	7/02/2020	Monthly	3,907	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	(3.30)	5/04/2020	Monthly	(3,216)	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	14,310	–
Vanguard Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	4,869	–
Vanguard Value ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(29,563)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.10	7/02/2020	Monthly	353	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	8,177	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	9,792	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(5,062)	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Vehicles	$308,396	$–	$–	$308,396
Investment Companies	3,632,534	–	–	3,632,534
Short-Term Investments:
Money Market Funds	681,982	–	–	681,982
Total Investments in Securities	4,622,912	–	–	4,622,912
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$4,622,912	$–	$–	$4,622,912
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.